OTHER LIABILITIES - NON CURRENT AND CURRENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other liabilities [Abstract]
Schedule of other non-current liabilities

	As of December 31,
	2017	2016

(i) Other liabilities - Non current

Post-employment benefits	275,950	252,624
Other employee benefits	31,312	31,724
Asset retirement obligation (note 19) (1)	27,829	18,301
Other	37,955	135

Other liabilities – Non-current	373,046	302,784
(1) The asset in connection with this liability is included in Property, plant and equipment.

Schedule of other liabilities recognized in statement of financial position
Changes in the liability recognized in the consolidated statement of financial position are as follows:

	Post-employment benefits
	As of December 31,
	2017	2016

At the beginning of the year	252,624	273,792

Transfers, new participants and funding of the plan	840	(231)
Total expense	28,213	27,758
Remeasurements	15,068	14,735
Effect of changes in demographic assumptions	(4,950)	(2,600)
Effect of changes in financial assumptions	14,110	(1,360)
Effect of experience adjustments	5,908	18,695
Translation differences	10,527	(41,783)
Contributions paid	(31,322)	(21,647)

At the end of the year	275,950	252,624
The amounts recognized in the consolidated statement of financial position are determined as follows:

	Post-employment benefits
	As of December 31,
	2017	2016

Present value of unfunded obligations	275,950	252,624

Liability in the statement of financial position	275,950	252,624

Schedule of amounts recognized in income statement
The amounts recognized in the consolidated income statement are as follows:

	Post-employment benefits
	Year ended December 31,
	2017	2016

Current service cost	6,555	9,565
Interest cost	21,658	18,193

Total included in labor costs	28,213	27,758

Schedule of principal actuarial assumptions
The principal actuarial assumptions used were as follows:

	Year ended December 31,
Mexico	2017	2016

Discount rate	7.75%	8.00%
Compensation growth rate	5.00%	5.00%

	Year ended December 31,
Argentina	2017	2016

Discount rate	6.00% - 7.00%	7.00%
Compensation growth rate	2.00% - 3.00%	2.00%

Schedule of sensitivity of the defined benefit obligation to changes in the weighted principal assumptions
The sensitivity of the defined benefit obligation to changes in the weighted principal assumptions is as follows:

	Impact on defined benefit obligation
	Change in assumption	Increase in assumption	Decrease in assumption

Discount rate	1.00%	-9.5%	10.5%
Compensation growth rate	1.00%	1.6%	-3.5%
Pension growth rate	1.00%	-2.9%	0.7%
Life expectancy	1 year	2.6%	-4.4%

Schedule of other current liabilities

	As of December 31,
	2017	2016

(ii) Other liabilities - Current

Payroll and social security payable	183,249	130,889
VAT liabilities	79,085	49,633
Other tax liabilities	30,927	26,987
Termination benefits	1,816	2,164
Related Parties (Note 26)	6,215	3,744
Asset retirement obligation (Note 19)	2,659	4,262
Others	53,050	10,402

Other liabilities – Current	357,001	228,081